SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Investments in equity securities - equity securities with readily determinable fair value	¥ 26,076,169	$ 3,672,752	¥ 41,361,346
Fair Value, Recurring
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Investments - Investments in wealth management products	287,711,617		156,031,572
Investments in equity securities - equity securities with readily determinable fair value	26,076,169		41,361,346
Long-term investments - equity securities with readily determinable fair value	38,324,789		27,408,446
Long-term investments -available-for-sale debt instrument	103,703,272		103,706,206
Fair Value Measurements	455,815,847		328,507,570
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Investments in equity securities - equity securities with readily determinable fair value	26,076,169		41,361,346
Long-term investments - equity securities with readily determinable fair value	38,324,789		27,408,446
Fair Value Measurements	64,400,958		68,769,792
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Investments - Investments in wealth management products	287,711,617		156,031,572
Fair Value Measurements	287,711,617		156,031,572
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Long-term investments -available-for-sale debt instrument	103,703,272	$ 14,606,300	103,706,206
Fair Value Measurements	¥ 103,703,272		¥ 103,706,206